Notes to the Balance Sheet - Summary of Treasury Stock (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Treasury stock shares (in shares)			83,154	131,414
Treasury stock balance	€ 1,995,880	€ 2,450,303	€ 3,085,054	€ 4,868,744
Transfer in the year (in shares)	(12,295)	(17,174)	(48,260)
Increase (decrease) in trasury stock amount due to transfer	€ (454,423)	€ (634,751)	€ (1,783,690)